UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McRae Capital Management, Inc.
Address: 100 Campus Drive, Suite 115

         Florham Park, NJ  07932-1006

13F File Number:  28-01032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roderick McRae III
Title:     Vice President & Chief Compliance Officer
Phone:     (973) 966-2700

Signature, Place, and Date of Signing:

     /S/  Roderick McRae III      Florham Park, NJ     July 17, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $109,757 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      371     7000 SH       SOLE                        0     7000        0
AEROPOSTALE                    COM              007865108      349    11150 SH       SOLE                        0    11150        0
AFLAC INC                      COM              001055102      251     4000 SH       SOLE                        0     4000        0
AMERICAN INTL GROUP INC        COM              026874107     2039    77071 SH       SOLE                        0    77071        0
ANADARKO PETE CORP             COM              032511107      243     3250 SH       SOLE                        0     3250        0
APPLE INC                      COM              037833100      357     2135 SH       SOLE                        0     2135        0
AT&T INC                       COM              00206R102      603    17901 SH       SOLE                        0    17901        0
BANK OF AMERICA CORPORATION    COM              060505104     1435    60128 SH       SOLE                        0    60128        0
BP PLC                         SPONSORED ADR    055622104      561     8060 SH       SOLE                        0     8060        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      860    20100 SH       SOLE                        0    20100        0
CELGENE CORP                   COM              151020104      495     7750 SH       SOLE                        0     7750        0
CERNER CORP                    COM              156782104     3499    77450 SH       SOLE                        0    77450        0
CISCO SYS INC                  COM              17275R102     5419   232954 SH       SOLE                        0   232954        0
COSTCO WHSL CORP NEW           COM              22160K105      798    11384 SH       SOLE                        0    11384        0
DANAHER CORP DEL               COM              235851102      858    11100 SH       SOLE                        0    11100        0
EATON CORP                     COM              278058102     3743    44050 SH       SOLE                        0    44050        0
EV3 INC                        COM              26928A200     1986   209535 SH       SOLE                        0   209535        0
EXXON MOBIL CORP               COM              30231G102     3306    37516 SH       SOLE                        0    37516        0
FISERV INC                     COM              337738108      817    18000 SH       SOLE                        0    18000        0
GARMIN LTD                     ORD              G37260109     2067    48255 SH       SOLE                        0    48255        0
GENERAL ELECTRIC CO            COM              369604103     1667    62446 SH       SOLE                        0    62446        0
ILLINOIS TOOL WKS INC          COM              452308109     3614    76075 SH       SOLE                        0    76075        0
INTEL CORP                     COM              458140100     1041    48454 SH       SOLE                        0    48454        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      260     2194 SH       SOLE                        0     2194        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     2456     9117 SH       SOLE                        0     9117        0
JOHNSON & JOHNSON              COM              478160104     2848    44261 SH       SOLE                        0    44261        0
JOS A BANK CLOTHIERS INC       COM              480838101     3558   132991 SH       SOLE                        0   132991        0
L-1 IDENTITY SOLUTIONS INC     COM              50212A106     3604   270535 SH       SOLE                        0   270535        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     3806    41880 SH       SOLE                        0    41880        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100       59    20000 SH       SOLE                        0    20000        0
LOWES COS INC                  COM              548661107     3413   164485 SH       SOLE                        0   164485        0
MEDTRONIC INC                  COM              585055106     4725    91310 SH       SOLE                        0    91310        0
MICROSOFT CORP                 COM              594918104     4367   158752 SH       SOLE                        0   158752        0
NIKE INC                       CL B             654106103     2813    47185 SH       SOLE                        0    47185        0
NUVEEN FLA INVT QUALITY MUN    COM              670970102      183    15000 SH       SOLE                        0    15000        0
OMNICOM GROUP INC              COM              681919106     2235    49800 SH       SOLE                        0    49800        0
PENGROWTH ENERGY TR            TR UNIT NEW      706902509      326    16200 SH       SOLE                        0    16200        0
PENN WEST ENERGY TR            TR UNIT          707885109      487    14400 SH       SOLE                        0    14400        0
PEPSICO INC                    COM              713448108     6054    95201 SH       SOLE                        0    95201        0
PPG INDS INC                   COM              693506107      201     3500 SH       SOLE                        0     3500        0
PROCTER & GAMBLE CO            COM              742718109     4820    79264 SH       SOLE                        0    79264        0
SCHLUMBERGER LTD               COM              806857108      376     3500 SH       SOLE                        0     3500        0
SCOTTS MIRACLE GRO CO          CL A             810186106     1768   100615 SH       SOLE                        0   100615        0
SONIC CORP                     COM              835451105      306    20662 SH       SOLE                        0    20662        0
SYSCO CORP                     COM              871829107     3798   138065 SH       SOLE                        0   138065        0
TARGET CORP                    COM              87612E106     1293    27810 SH       SOLE                        0    27810        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     5476   119555 SH       SOLE                        0   119555        0
THERMO FISHER SCIENTIFIC INC   COM              883556102      280     5029 SH       SOLE                        0     5029        0
TIFFANY & CO NEW               COM              886547108      406     9967 SH       SOLE                        0     9967        0
TRAVELERS COMPANIES INC        COM              89417E109     3638    83828 SH       SOLE                        0    83828        0
UNITED TECHNOLOGIES CORP       COM              913017109     3863    62603 SH       SOLE                        0    62603        0
WALGREEN CO                    COM              931422109      299     9200 SH       SOLE                        0     9200        0
WELLS FARGO & CO NEW           COM              949746101     3074   129433 SH       SOLE                        0   129433        0
ZEBRA TECHNOLOGIES CORP        CL A             989207105      264     8100 SH       SOLE                        0     8100        0
ZIMMER HLDGS INC               COM              98956P102     2322    34125 SH       SOLE                        0    34125        0